Additional Information of Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of Additional Information of Expenses by Nature

	Years Ended December 31
	2022	2023	2024

	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

a. Depreciation of property, plant and equipment and right-of-use assets

Recognized in cost of revenue	$399,638.8	$492,827.4	$616,390.4
Recognized in operating expenses	28,850.5	30,097.8	37,190.4
Recognized in other operating income and expenses	8.9	7.5	29.7

	$428,498.2	$522,932.7	$653,610.5

	Years Ended December 31
	2022	2023	2024

	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

b. Amortization of intangible assets

Recognized in cost of revenue	$6,086.3	$6,538.1	$6,342.3
Recognized in operating expenses	2,669.8	2,720.1	2,843.8

	$8,756.1	$9,258.2	$9,186.1

c. Employee benefits expenses

Post-employment benefits
Defined contribution plans	$4,550.4	$5,365.5	$5,932.2
Defined benefit plans	208.6	281.4	275.7

	4,759.0	5,646.9	6,207.9

Share-based payments
Equity-settled	302.4	483.0	1,242.7
Cash-settled	32.7	61.4	403.5

	335.1	544.4	1,646.2

Other employee benefits	234,367.9	233,517.3	293,968.0

	$239,462.0	$239,708.6	$301,822.1

Employee benefits expense summarized by function
Recognized in cost of revenue	$139,361.4	$133,334.7	$163,657.1
Recognized in operating expenses	100,100.6	106,373.9	138,165.0

	$239,462.0	$239,708.6	$301,822.1

Summary of Accrued Profit Sharing Bonus to Employees
Accrued profit sharing bonus to employees is illustrated below:

	Years Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Profit sharing bonus to employees	$60,702.0	$50,090.5	$70,296.3

Summary of Profit Sharing Bonus to Employees and Compensation to Directors
TSMC’s profit sharing bonus to employees and compensation to directors for 2022, 2023 and 2024 had been approved by the Board of Directors of TSMC, as illustrated below:

	Years Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Resolution Date of TSMC’s Board of Directors in its meeting	February 14 , 2023	February 6 , 2024	February 12 , 2025

Profit sharing bonus to employees	$60,702.0	$50,090.5	$70,296.3

Compensation to directors	$690.1	$552.0	$359.0